SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Total		$ 922,919		$ 704,980
Cash advance from related parties		232,304	$ 185,119
Repayment to related parties		$ 313,289
Junze Zhang [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder and director of the Company		Shareholder and director of the Company
Total		$ 916,865		$ 698,624
Cash advance from related parties		$ 232,304	180,151
Xinwen Yang [Member]
Related Party Transaction [Line Items]
Relationship		Director of the SDYL		Director of the SDYL
Total
Cash advance from related parties			4,968
Repayment to related parties	[1]	$ 164,867
Qing Zuo [Member]
Related Party Transaction [Line Items]
Relationship		Chairman of the Board of ZDSE since December 20, 2018		Chairman of the Board of ZDSE since December 20, 2018
Total		$ 6,054		$ 6,356
Cash advance from related parties
Songlin Zhu [Member]
Related Party Transaction [Line Items]
Repayment to related parties	[2]	109,218
Zheng Pei [Member]
Related Party Transaction [Line Items]
Repayment to related parties	[3]	$ 39,204

[1]	Xinwen Yang is the Legal Representative of SDYL. He borrowed the funds from SDYL in order to pay suppliers and service providers on SDYL’s behalf. The borrowed funds are recorded as personal loans until the suppliers and service providers have issued official invoices to SDYL acknowledging the payment made by Yang on behalf of SDYL. As of the date of this report, all invoices have been received by SDYL and the personal loans have been canceled.
[2]	Songlin Zhu is the Legal Representative of HMTC. He borrowed the funds from HMTC in order to pay suppliers and service providers on HMTC’s behalf. The borrowed funds are recorded as personal loans until the suppliers and service providers have issued official invoices to HMTC acknowledging the payment made by Zhu on behalf of HMTC.
[3]	Zheng Pei is the Legal Representative of SJMC. He borrowed the funds from SJMC in order to pay suppliers and service providers on SJMC’s behalf. The borrowed funds are recorded as personal loans until the suppliers and service providers have issued official invoices to SJMC acknowledging the payment made by Pei on behalf of SJMC.